Debt, Finance Lease Obligations and Other Notes Payable - Bank loans (Details) $ in Thousands	1 Months Ended				2 Months Ended	12 Months Ended
	Mar. 31, 2017 MXN ($)	Mar. 31, 2016 MXN ($)	Jun. 30, 2015 MXN ($)	Sep. 30, 2014 MXN ($)	Dec. 31, 2017 MXN ($) company	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014
Debt, finance lease obligations and other notes payable outstanding
Principal amount					$ 123,550,897	$ 123,550,897
Prepayment of long-term bank loans						851,659	$ 73,850	$ 883,340
Unamortised finance costs							1,290,595
Interest payable on total debt					$ 1,796,847	1,796,847	1,827,307
Bank loans maturities between 2022 and 2023
Debt, finance lease obligations and other notes payable outstanding
Number of Mexican banks, entered into long-term credit agreements | company					3
Principal amount					$ 6,000,000	6,000,000
Base rate					TIIE
Number of days interest is payable					28 days
Bank loans maturities between 2017 and 2018
Debt, finance lease obligations and other notes payable outstanding
Principal amount							$ 1,250,000
Base rate							TIIE
Number of days interest is payable							28 days
Prepayment of long-term bank loans	$ 1,292,438						$ 629,311
Bank loans mature in 2016
Debt, finance lease obligations and other notes payable outstanding
Principal amount								$ 1,782,000
Base rate							TIIE	TIIE	TIIE
Number of days interest is payable								28 days
Prepayment of long-term bank loans				$ 4,500,000
Bank credit agreement mature in 2016
Debt, finance lease obligations and other notes payable outstanding
Principal amount								$ 500,000
Base rate							TIIE	TIIE
Number of days interest is payable								28 days
Bank loans maturities between 2017 and 2021
Debt, finance lease obligations and other notes payable outstanding
Principal amount			$ 1,600,000
Prepayment of long-term bank loans			1,814,312
Bank loans maturities between 2016 and 2017
Debt, finance lease obligations and other notes payable outstanding
Principal amount					$ 3,532,000	3,532,000
Prepayment of long-term bank loans						3,568,838
Bank loans (Telecable)
Debt, finance lease obligations and other notes payable outstanding
Prepayment of long-term bank loans								$ 507,632
Bank loans mature in 2016, (Sky)
Debt, finance lease obligations and other notes payable outstanding
Prepayment of long-term bank loans			3,651,712
Bank loans 1 mature in 2016, (Sky)
Debt, finance lease obligations and other notes payable outstanding
Principal amount			$ 1,400,000
Base rate			TIIE
Bank loans 2 mature in 2016, (Sky)
Debt, finance lease obligations and other notes payable outstanding
Principal amount			$ 2,100,000
Interest rate			8.74%
Bank loans mature in 2022, (Sky)
Debt, finance lease obligations and other notes payable outstanding
Principal amount			$ 3,500,000
Interest rate			7.38%
Bank loans mature in 2021 and 2023, (Sky)
Debt, finance lease obligations and other notes payable outstanding
Principal amount		$ 5,500,000
Bank loans (Sky)
Debt, finance lease obligations and other notes payable outstanding
Prepaid to the company		$ 3,500,000
Bank loans maturities between 2017 and 2022, (TVI)
Debt, finance lease obligations and other notes payable outstanding
Principal amount					$ 2,642,027	$ 2,642,027	$ 2,868,686
Base rate						TIIE
TIIE | Bank loans maturities between 2017 and 2018
Debt, finance lease obligations and other notes payable outstanding
Variable interest rate spread (as a percent)							1.175%
TIIE | Bank loans mature in 2016
Debt, finance lease obligations and other notes payable outstanding
Variable interest rate spread (as a percent)									0.15%
TIIE | Bank loans 1 mature in 2016, (Sky)
Debt, finance lease obligations and other notes payable outstanding
Variable interest rate spread (as a percent)			0.24%
Minimum | Bank loans maturities between 2022 and 2023
Debt, finance lease obligations and other notes payable outstanding
Variable interest rate spread (as a percent)					1.25%	1.25%
Minimum | Bank loans maturities between 2017 and 2021
Debt, finance lease obligations and other notes payable outstanding
Interest rate			8.77%
Minimum | Bank loans 1 mature in 2021 and 2023, (Sky)
Debt, finance lease obligations and other notes payable outstanding
Interest rate		7.00%
Minimum | TIIE | Bank loans mature in 2016
Debt, finance lease obligations and other notes payable outstanding
Variable interest rate spread (as a percent)							0.70%	0.30%
Minimum | TIIE | Bank credit agreement mature in 2016
Debt, finance lease obligations and other notes payable outstanding
Variable interest rate spread (as a percent)							0.30%	0.00%
Minimum | TIIE | Bank loans maturities between 2017 and 2022, (TVI)
Debt, finance lease obligations and other notes payable outstanding
Variable interest rate spread (as a percent)					1.00%	1.00%
Maximum | Bank loans maturities between 2022 and 2023
Debt, finance lease obligations and other notes payable outstanding
Variable interest rate spread (as a percent)					1.30%	1.30%
Maximum | Bank loans maturities between 2017 and 2021
Debt, finance lease obligations and other notes payable outstanding
Interest rate			9.40%
Maximum | Bank loans 2 mature in 2021 and 2023, (Sky)
Debt, finance lease obligations and other notes payable outstanding
Interest rate		7.13%
Maximum | TIIE | Bank loans mature in 2016
Debt, finance lease obligations and other notes payable outstanding
Variable interest rate spread (as a percent)							0.80%	0.70%
Maximum | TIIE | Bank credit agreement mature in 2016
Debt, finance lease obligations and other notes payable outstanding
Variable interest rate spread (as a percent)							0.80%	0.30%
Maximum | TIIE | Bank loans maturities between 2017 and 2022, (TVI)
Debt, finance lease obligations and other notes payable outstanding
Variable interest rate spread (as a percent)					1.25%	1.25%